OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive loss as of March 31, 2009, 2010 and 2011, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Foreign currency translation adjustment:
Beginning balance	¥(7,510)	¥(35,561)	¥(38,492)	$(463,759)
Adjustments to for the year	(28,051)	(2,931)	(11,549)	(139,144)

Ending balance	(35,561)	(38,492)	(50,041)	(602,903)
Unrealized holding gains on available-for-sale securities:
Beginning balance	3,885	820	3,250	39,156
Adjustments to for the year	(3,065)	2,430	(838)	(10,096)

Ending balance	820	3,250	2,412	29,060
Pension liability adjustment:
Beginning balance	(4,032)	(7,720)	(6,790)	(81,808)
Adjustments to for the year	(3,688)	930	(405)	(4,879)

Ending balance	(7,720)	(6,790)	(7,195)	(86,687)
Total other accumulated comprehensive income loss:
Beginning balance	(7,657)	(42,461)	(42,032)	(506,411)
Adjustments to for the year	(34,804)	429	(12,792)	(154,119)

Ending balance	¥(42,461)	¥(42,032)	¥(54,824)	$(660,530)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2009
Foreign currency translation adjustment	¥(28,178)	¥127	¥(28,051)
Unrealized holding losses on available-for-sale securities:
Unrealized holding losses arising during the year	(8,679)	3,497	(5,182)
Less-Reclassification adjustment for gains realized in net income	3,548	(1,431)	2,117

Net unrealized losses	(5,131)	2,066	(3,065)
Pension liability adjustment:
Unrealized losses arising during the year	(6,168)	2,487	(3,681)
Less-Reclassification adjustment for losses realized in net income	(11)	4	(7)

Net unrealized losses	(6,179)	2,491	(3,688)
Other comprehensive losses	¥(39,488)	¥4,684	¥(34,804)

For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for losses realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for losses realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding losses on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for losses realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Less-Reclassification adjustment for gains realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2011
Foreign currency translation adjustment	$(139,398)	$253	$(139,144)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(15,326)	6,182	(9,144)
Less-Reclassification adjustment for losses realized in net income	(1,590)	638	(952)

Net unrealized losses	(16,916)	6,820	(10,096)
Pension liability adjustment:
Unrealized losses arising during the year	(9,349)	3,868	(5,481)
Less-Reclassification adjustment for gains realized in net income	1,000	(398)	602

Net unrealized losses	(8,349)	3,470	(4,879)
Other comprehensive losses	$(164,663)	$10,543	$(154,119)